Share Capital (Details) - USD ($)								1 Months Ended					2 Months Ended	12 Months Ended
	Oct. 04, 2021	Sep. 07, 2021	May 06, 2021	May 05, 2021	May 05, 2021	Apr. 01, 2021	Jan. 05, 2021	Sep. 29, 2021	Jul. 31, 2021	Jul. 19, 2021	May 31, 2021	May 26, 2021	Aug. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2021	Jul. 30, 2021	Mar. 12, 2021	Feb. 05, 2021
Share Capital (Details) [Line Items]
Ordinary shares issued															48,043,788
Ordinary shares outstanding															48,043,788
Gross proceeds (in Dollars)														$ 9,441,561
Converted into ordinary shares				289,662	289,662
Converted ordinary per share				$5.70
Resale of ordinary share				6,412,500	6,412,500
Aggregate of ordinary shares			80,232						100,000	100,000	80,232		6,000,000
Finance gross proceeds (in Dollars)													$ 36,000,000
Net proceeds (in Dollars)													$ 34,255,000	$ 74,958,366	$ 5,248,000
Ordinary shares issued														69,591,389	48,043,788
Gross proceedsPercentage								2.00%
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax (in Dollars)								$ 1,600,000						$ 3,200,000
Income Tax Effects Allocated Directly to Equity, Cumulative Effect of Change in Accounting Principle (in Dollars)								$ 4,800,000
Retained ordinary shares							115,514
Preferred stock, voting rights description														The preference shares are entitled to the following preference features: 1) an annual dividend of 8% when declared by the Board of Directors; 2) a liquidation preference of $10.00 per share; 3) convert on a one for one basis for ordinary shares, subject to a 4.99% conversion limitation; 4) rank senior to ordinary shares in insolvency; and 5) solely for voting purposes vote 50 ordinary shares, for each preference share.
Preferred shares issued														1,000,000
Underwriting agreement, description						The Company agreed to issue and sell, in a private placement, an aggregate of $80,000,017 of securities, consisting of 13,490,728 ordinary shares of the Company, par value $.01 per share and warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share, at a combined purchase price of $5.93 per share and accompanying warrant. Each Warrant will be exercisable immediately and will expire three and one-half years following the effective date of the resale registration statement registering the ordinary shares and warrant shares.
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Sale of shares							262,082
Sale of stock price per share (in Dollars per share)							$ 4.5
Gross proceeds (in Dollars)							$ 1,179,368
Shares issuable																	200,000
Aggregate of ordinary shares							180,232
Filing default shares													15,000
Effectiveness default shares													10,000
Shares redeemed													27,806
Ordinary shares issued														69,591,389
Warrant [Member]
Share Capital (Details) [Line Items]
Purchase of aggregate ordinary share								115,514
Exercise price per ordinary share. (in Dollars per share)								$ 1,094,859
Fair value of warrant (in Dollars)	$ 33,300,000
Subordinated Convertible Notes [Member]
Share Capital (Details) [Line Items]
Principal amount (in Dollars)																			$ 550,000	$ 1,100,000
Senior Convertible Notes [Member]
Share Capital (Details) [Line Items]
Conversion of principal amount (in Dollars)					$ 1,650,000
Holders of Convertible Notes [Member] | Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issuable				279,662	279,662
Price per share (in Dollars per share)				$ 5.7	$ 5.7
Purchase Agreement [Member]
Share Capital (Details) [Line Items]
Shares issuable				6,000,000	6,000,000
Ordinary shares issued																		20,000,000
Securities purchase agreement, description								the Company agreed to issue and sell, in a private offering (the “Private Placement”), an aggregate of $80,000,017 of securities, consisting of 13,490,728 ordinary shares of the Company, par value $.01 per share and warrants to purchase an aggregate of 10,118,046 ordinary shares at an exercise price of $7.91 per whole share (“Warrant”), at a combined purchase price of $5.93 per share and accompanying warrant (collectively, the “Securities”). Each Warrant is exercisable immediately and will expire three and one-half years after the effective date of a resale registration statement (the “Registration Statement”) to be filed.
Private Placement [Member]
Share Capital (Details) [Line Items]
Private placement warrants outstanding														10,118,046
Senior Management and Consultants [Member]
Share Capital (Details) [Line Items]
Aggregate of ordinary shares							2,253,217
Ionic Ventures LLC [Member]
Share Capital (Details) [Line Items]
Ordinary shares consisted				6,412,500	6,412,500
Shares issuable				412,500	412,500
Geney Development Limited [Member] | Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares redeemed		1,000,000
Geney Development Limited [Member] | Preferred shares [Member]
Share Capital (Details) [Line Items]
Shares issuable		1,000,000
Exchange agreement, description												the Company entered into a Share Exchange Agreement (the “Agreement”) with Geney Development Limited (“GDL”), a corporation formed under the laws of the British Virgin Islands. Geney is beneficially owned by Zhaohui Deng, the Company’s Chairman of the Board (70%) and Erke Huang, the Company’s Chief Financial Officer and a Director (30%), collectively referred to as the “Shareholders.” Under the Agreement, the Shareholders exchanged 1,000,000 ordinary shares, $.01 par value which GDL owned for 1,000,000 preference shares. The preference shares were authorized at the Company’s April 20, 2021, Annual General Meeting of Shareholders (“AGM”), pursuant to approval of an amendment to the Company’s authorized share capital and an amended and restated Memorandum and Articles of Association. At the AGM, the Company’s Shareholders approved the repurchase of the 1,000,000 ordinary shares held by GDL in consideration of the issuance of 1,000,000 preference shares. Subsequently, the Company entered into a Share Exchange Agreement pursuant to which the Company issued 1,000,000 preference shares in exchange for 1,000,000 ordinary shares.